FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Net unrecognized loss recorded in other comprehensive loss	$ (176)	$ 329	$ 47
Cash flow hedges [Member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative instrument designated as hedging instrument	58
Open transactions for derivative instruments designated as hedging	1,169
Net unrecognized loss recorded in other comprehensive loss	99
Derivatives instruments not designated as hedging [Member]
Disclosure of detailed information about hedges [line items]
Fair value of the derivative instruments	6
Open transactions for derivative instruments not designated as hedging	$ 5,009